Entities accounted under the equity method Principal joint ventures - Principal joint ventures and associates (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Joint Ventures And Associates [Line Items]
(Loss)/profit after tax		$ 11,574	$ 9,953	$ 13,048
Other comprehensive (loss)/income		(3,374)	319	(1,897)
Total comprehensive income/(loss)	[1]	8,200	10,272	$ 11,151
Total for all associates
Disclosure Of Joint Ventures And Associates [Line Items]
Carrying value of Group's interest		2,351	1,878
(Loss)/profit after tax		(42)	26
Other comprehensive (loss)/income		(44)	15
Total comprehensive income/(loss)		$ (86)	$ 41

[1]	Refer to the consolidated statement of comprehensive income for further details. Adjustments to other reserves include currency translation attributable to owners of Rio Tinto, other than that arising on Rio Tinto Limited’s share capital.